Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Basic and diluted earnings per share [abstract]
Basic Earnings Per Share [Table Text Block]
The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2019		2018		2017
Number of equity shares at the beginning of the year		165,910,907		165,741,713		170,607,653
Effect of treasury shares held		(100,672)		-		-
Effect of equity shares issued on exercise of stock options		103,801		103,695		126,277
Effect of buyback of equity shares		-		-		(4,084,987)
Weighted average number of equity shares – Basic		165,914,036		165,845,408		166,648,943
Earnings per share of par value Rs.5 – Basic	Rs.	113.28	Rs.	59.13	Rs.	72.24

Diluted Earnings Per Share [Table Text Block]
The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2019		2018		2017
Weighted average number of equity shares - Basic		165,914,036		165,845,408		166,648,943
Dilutive effect of stock options outstanding (1)		278,718		340,144		348,733
Weighted average number of equity shares - Diluted		166,192,754		166,185,552		166,997,675
Earnings per share of par value Rs.5 – Diluted	Rs.	113.09	Rs.	59.00	Rs.	72.09

(1)
As at March 31, 2019, 272,700 options were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.